EQUITY SECURITIES - Schedule of equity securities by market sector distribution (Details)	Dec. 31, 2022	Dec. 31, 2021
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, percentage	100.00%	100.00%
Consumer goods
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, percentage	5.00%	0.00%
Energy and utilities
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, percentage	3.00%	0.00%
Finance
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, percentage	66.00%	2.00%
Healthcare
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, percentage	5.00%	12.00%
Industrials
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, percentage	2.00%	3.00%
Information technology
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, percentage	14.00%	80.00%
Other
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, percentage	5.00%	3.00%